DISCONTINUED OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations consolidated statement of operations

	Three Months Ended March 31,
	2026	2025
Total revenue	$—	$—
Total cost of revenue	—	—
Gross profit	—
Operating expenses	—	81,274
Loss from operations	—	(81,274)
Other income (expenses)	—	—
Loss before tax expense	—	(81,274)
Tax expense	—	—
Loss from operations of discontinued operations	$—	$(81,274)

	Years Ended December 31,
	2025	2024
Total revenue	$9,951	$20,362
Total cost of revenue	(2,409)	(5,707)
Gross profit	7,182	14,655
Operating expenses	(244,297)	(1,509,761)
Loss on sale of Alvey oil field	(1,225,399)	—
Loss from operations	(1,462,514)	(1,495,106)
Other income (expenses)	—	—
Loss before tax expense	(1,462,514)	(1,495,106)
Tax expense	—	—
Loss from operations of discontinued operations	$(1,462,514)	$(1,495,106)

Schedule of assets and liabilities of the discontinued operation

	As of December 31,
	2025	2024
Property and equipment, net	$—	$2,019,415
Texas Railroad Commission bond	—	62,537
Assets of discontinued operations, non-current	—	2,081,952
Total assets	$—	$2,081,952

Accounts payable	$—	$25,500
Accounts payable - related party	—	30,000
Note payable, current maturities	—	343,500
Liabilities of discontinued operations, current	—	399,000
Estimated asset retirement obligation	—	97,463
Liabilities of discontinued operations, non-current	—	97,463
Total liabilities	$—	$496,463

Schedule of property and equipment cost, for discontinued operations

	December 31, 2025	December 31, 2024	Useful Lives
Equipment	$—	$802,016	5 to 20 years
Vehicles	—	61,000	5 to 15 years
Well development costs	—	1,395,461	*
Less accumulated depreciation	—	(176,525)	—
Property and equipment, net	$—	$2,081,952	—

* Once full production begins, Well development costs were to be depreciated using the units-of-production method based on barrels of oil produced. Full production did not occur so no depreciation was ever taken on this asset. In addition, as of December 31, 2024, it was determined the fair value of the Well Development costs exceeded their fair value and were written down by $1,395,980.